Borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short Term Debt [Line Items]
Weighted average interest rates of short-term borrowings	5.60%	5.60%	3.60%
Weighted average interest rates of long-term borrowings	3.90%	3.90%	4.30%
Short-term borrowings	¥ 49,800		¥ 100,000
Long-term borrowings	585,000	$ 80,148	524,270
Time deposit
Short Term Debt [Line Items]
Collateral amount	¥ 50,000		¥ 100,000